Employee Benefits - Summary of Employee Benefits (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Capitalized salaries and wages	$ 7,085	$ 2,984	$ 1,494